SCHEDULE OF FAIR VALUE OF FINANCIAL LIABILITIES (Details)	4 Months Ended
Jun. 30, 2024 USD ($)
Fair Value Disclosures [Abstract]
Initial Financial Liabilities – SPAC loans	$ 1,786,236
Change in fair value	3,143,239
Financial Liabilities – SPAC loans	$ 4,929,475